Note 18 - Related Party Balances and Transactions (Details Textual)	3 Months Ended			9 Months Ended
	Mar. 31, 2021 CAD ($)	Mar. 31, 2020 CAD ($)	Mar. 31, 2019 CAD ($)	Dec. 31, 2020
Statement Line Items [Line Items]
Key management personnel compensation	$ 73,500	$ 132,266	$ 78,000
Number of share options granted in share-based payment arrangement		450,000
Corporations controlled by directors and officers of the entity [member]
Statement Line Items [Line Items]
Amounts receivable, related party transactions	3,700	$ 5,100	$ 84,442
Independent directors [member]
Statement Line Items [Line Items]
Payments for director fees	$ 1,200
Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement	0	30,766